Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
8.	Intangible assets

December 31, 2017	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$219,986	$74,897	$145,089
Franchise rights	5,703	4,156	1,547
Trademarks and trade names:
Indefinite life	24,121	-	24,121
Finite life	2,776	1,865	911
Management contracts and other	17,733	6,572	11,161
Brokerage backlog	310	103	207
	$270,629	$87,593	$183,036

December 31, 2016	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$168,998	$64,397	$104,601
Franchise rights	5,301	3,478	1,823
Trademarks and trade names:
Indefinite life	23,604	-	23,604
Finite life	2,993	1,484	1,509
Management contracts and other	13,586	5,566	8,020
	$214,482	$74,925	$139,557

During the year ended
December 31, 2017,
the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$53,528	10.0
Trademarks and trade names - finite life	460	2.0
Brokerage backlog	2,708	0.3
Other	4,532	7.6

	$61,228	9.3

The following is the estimated annual expense for amortization of the recorded intangible assets for each of the next five
years ending
December 31:

2018	$24,451
2019	22,369
2020	20,842
2021	18,980
2022	18,288